Pensions - Changes in value of net pension assets/(liability) (Details) - GBP (£) £ in Millions	12 Months Ended		24 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2022
Pensions
Balance at beginning of year	£ (220)	£ (488)
Currency translation and other adjustments	(4)	(2)
Net interest expense	(15)
Current service cost	(105)
Past service cost	8
Loss on curtailments and settlements	24
Income statement - operating expenses	122	205
Return on plan assets excluding recognised interest income	1,182
Experience gains and losses	(1,599)
Effect of changes in actuarial financial assumptions	776
Effect of changes in actuarial demographic assumptions	(436)
Asset ceiling adjustments	(2,841)
Statement of comprehensive income	(280)	(840)
Contributions by employer	280	775
Balance at end of year	(102)	(220)	£ (220)
Main Pension Scheme
Pensions
Net interest expense	(5)
Current service cost	(76)
Past service cost	2
Income statement - operating expenses	73	140
Return on plan assets excluding recognised interest income	1,042
Experience gains and losses	(1,531)
Effect of changes in actuarial financial assumptions	585
Effect of changes in actuarial demographic assumptions	(379)
Asset ceiling adjustments	(2,643)
Statement of comprehensive income	(136)	(568)
Contributions by employer	209	708
Contributions expected to be paid to plan in 2024	207
Contributions resulting from ring-fencing arrangements			1,000
Fair value of plan assets
Pensions
Balance at beginning of year	(37,598)	(57,787)
Currency translation and other adjustments	21	(78)
Net interest expense	(1,841)
Income statement - operating expenses	(1,841)	(1,041)
Return on plan assets excluding recognised interest income	1,182
Statement of comprehensive income	(1,182)	(20,326)
Contributions by employer	278	775
Contributions by plan participants and other scheme members	(12)	(13)
Assets/liabilities extinguished upon settlement	50	113
Benefits paid	1,365	1,657
Balance at end of year	(37,111)	(37,598)	(37,598)
Fair value of plan assets | Main Pension Scheme
Pensions
Balance at beginning of year	(34,016)	(52,021)
Net interest expense	(1,677)
Income statement - operating expenses	(1,677)	(932)
Return on plan assets excluding recognised interest income	1,042
Statement of comprehensive income	(1,042)	(18,180)
Contributions by employer	209	708
Contributions by plan participants and other scheme members	(7)	(7)
Benefits paid	1,229	1,472
Balance at end of year	(33,638)	(34,016)	(34,016)
Present value of defined benefit obligation
Pensions
Balance at beginning of year	27,601	46,808
Currency translation and other adjustments	(21)	65
Net interest expense	1,341
Current service cost	(105)
Past service cost	8
Loss on curtailments and settlements	24
Income statement - operating expenses	1,478	1,055
Experience gains and losses	(1,599)
Effect of changes in actuarial financial assumptions	776
Effect of changes in actuarial demographic assumptions	(436)
Statement of comprehensive income	(1,939)	18,570
Contributions by employer	2
Contributions by plan participants and other scheme members	12	13
Assets/liabilities extinguished upon settlement	(50)	(113)
Benefits paid	(1,365)	(1,657)
Balance at end of year	29,592	27,601	27,601
Present value of defined benefit obligation | Main Pension Scheme
Pensions
Balance at beginning of year	24,733	42,020
Net interest expense	1,208
Current service cost	(76)
Past service cost	2
Income statement - operating expenses	1,286	892
Experience gains and losses	(1,531)
Effect of changes in actuarial financial assumptions	585
Effect of changes in actuarial demographic assumptions	(379)
Statement of comprehensive income	(1,737)	16,714
Contributions by plan participants and other scheme members	7	7
Benefits paid	(1,229)	(1,472)
Balance at end of year	26,534	24,733	24,733
Asset ceiling/minimum funding
Pensions
Balance at beginning of year	9,777	10,491
Currency translation and other adjustments	(4)	11
Net interest expense	485
Income statement - operating expenses	485	191
Asset ceiling adjustments	(2,841)
Statement of comprehensive income	2,841	916
Balance at end of year	7,417	9,777	9,777
Asset ceiling/minimum funding | Main Pension Scheme
Pensions
Balance at beginning of year	9,283	10,001
Net interest expense	464
Income statement - operating expenses	464	180
Asset ceiling adjustments	(2,643)
Statement of comprehensive income	2,643	898
Balance at end of year	£ 7,104	£ 9,283	£ 9,283